Preferred Stock/Units (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2015	Mar. 30, 2015	Sep. 28, 2012	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 26, 2012	Dec. 31, 2011
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Share Value, Amount [Abstract]
Proceeds from issuance of preferred units										$ 65,000
Interest Expense				$ 44,880	$ 33,813	$ 81,382	$ 67,760	$ 137,548	$ 83,138	12,999
Mandatorily redeemable convertible preferred units
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Share Value, Amount [Abstract]
Number of shares authorized												65,000
Value of shares authorized to be issued												$ 65,000
Redemption amount											$ 67,100
Interest Expense								$ 0	$ 0	$ 2,100
Common Stock
Changes in number of outstanding shares
Share count at the beginning of the period (in shares)						7,049,173	6,892,574	6,892,574	6,661,971
Share count at the end of the period (in shares)				7,257,007		7,257,007		7,049,173	6,892,574	6,661,971
Mandatorily redeemable convertible preferred units
Series A Preferred Stock
Liquidation value (in dollars per share)		$ 1,241
Conversion rate for preferred stock (in dollars per share)		$ 110.00						$ 11.00	$ 11.00
Preferred stock dividends								$ 10,400	$ 15,600
Number of Common Shares Issuable Upon Conversion		71,893						2,659,792	2,459,127
Notional dividend amount of convertible preferred stock				$ 7,900				$ 29,300	$ 27,100
Eagle Property Acquisition | Mandatorily redeemable convertible preferred units
Series A Preferred Stock
Preferred stock, shares designated			325,000
Liquidation value (in dollars per share)			$ 1,000
Rate of interest for preferred stock (as a percent)			8.00%					8.00%
Conversion rate for preferred stock (in dollars per share)						$ 135.00		$ 13.50
Period required to convert preferred stock into common stock						15 days		15 days
Eagle Property Acquisition | Maximum | Mandatorily redeemable convertible preferred units
Series A Preferred Stock
Conversion rate for preferred stock (in dollars per share)						$ 135.00		$ 13.50
Eagle Property Acquisition | Minimum | Mandatorily redeemable convertible preferred units
Series A Preferred Stock
Conversion rate for preferred stock (in dollars per share)						$ 110.00		$ 11.00
Series A Preferred Stock
Series A Preferred Stock
Preferred stock, shares issued				325,000		325,000		325,000	325,000
Preferred stock, shares outstanding				325,000		325,000		325,000	325,000
Rate of interest for preferred stock (as a percent)						8.00%		8.00%	8.00%
Number of shares issued of convertible preferred stock to common stock	3,738,442
Changes in number of outstanding shares
Share count at the beginning of the period (in shares)						325,000	325,000	325,000	325,000
Issuance of preferred stock as consideration in Eagle Property Acquisition (in shares)										325,000
Share count at the end of the period (in shares)								325,000	325,000	325,000
Holdings LLC | Mandatorily redeemable convertible preferred units
Series A Preferred Stock
Preferred stock, shares issued										65,000
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Share Value, Amount [Abstract]
Proceeds from issuance of preferred units										$ 65,000
$110.00 | Series A Preferred Stock
Series A Preferred Stock
Conversion rate for preferred stock (in dollars per share)	$ 110.00